CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption (in shares)	29,573,697	29,574,811
Common stock subject to possible redemption price per share (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock subject to possible redemption (in shares)	29,573,697	29,574,811
Common stock outstanding subject to possible redemption (in shares)		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	983,625	982,511	0
Common stock, shares outstanding	983,625	982,511	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	7,639,330	7,639,330	8,625,000
Common stock, shares outstanding	7,639,330	7,639,330	8,625,000
Share forfeiture for over allotment		1,125,000	1,125,000